October 14, 2004



Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:      NATIONAL PATENT DEVELOPEMTN CORPORATION
         AMENDMENT NO. 2 ON FORM S-1/A
         REGISTRATION STATEMENT NO. 333-118568

Dear Sir/Madam:

         On behalf of National Patent Development Corporation (the "Company"), transmitted herewith for filing is the Company's Amendment No. 2 on Form S-1/A, with exhibit.

         If there is any question in connection with this filing, please call the undersigned at (914) 249-9716.

                                                     Very truly yours,



                                                     Andrea D. Kantor